Other Current Assets (Schedule of Other Current Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2018	Aug. 31, 2017
Other Current Assets [Abstract]
Prepaid expenses	$ 103	$ 99
Other receivables	183	56
Other current assets	$ 286	$ 155